Income Tax - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax loss carryforwards and investment credits	$ 820	$ 643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards		7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	$ 526	$ 438